SHAREHOLDERS' EQUITY (Schedule of option activity) (Details) - Employees Directors And Non Employees [Member] - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Number of options
Options outstanding at beginning of year	8,628,743
Options granted	23,600
Options exercised	(142,435)
Options forfeited	(105,369)
Options expired	(722,330)
Options outstanding at end of year	7,682,209
Exercisable at end of year	5,882,971
Weighted average exercise price
Options outstanding at beginning of year	$ 4.05
Options granted	1.9
Options exercised	1.04
Options forfeited	1.42
Options expired	4.28
Options outstanding at end of year	4.02
Exercisable at end of year	$ 4.74
Weighted average remaining contractual life
Options outstanding	5 years 2 months 12 days	5 years 6 months 7 days
Exercisable at end of year	4 years 2 months 23 days
Aggregate intrinsic value
Options outstanding, beginning	$ 796
Options exercised	202
Options outstanding, Ending	2,324
Exercisable at end of period	$ 1,190